EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	$ 41,327	$ 40,698
Additions, net of disposals1	4,013	2,568
Acquisitions through business combinations	72	0
Investment Accounted for Using Equity Method, Share of comprehensive income	3,387	(125)
Distributions received	(1,758)	(1,268)
Return of Capital	(273)	(115)
Foreign currency translation and other	(668)	(431)
Balance, end of year	46,100	41,327
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	21,024
Additions, net of disposals1	2,660
Acquisitions through business combinations	7
Distributions received	194
Return of Capital	(271)
Investment Accounted For Using Equity Method, Distribution Received	1,737
Foreign currency translation and other	(134)
Balance, end of year	24,829	21,024
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	10,530
Additions, net of disposals1	(594)
Acquisitions through business combinations	0
Distributions received	598
Return of Capital	0
Investment Accounted For Using Equity Method, Distribution Received	685
Foreign currency translation and other	(454)
Balance, end of year	9,569	10,530
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	2,623
Additions, net of disposals1	517
Acquisitions through business combinations	20
Distributions received	169
Return of Capital	(2)
Investment Accounted For Using Equity Method, Distribution Received	(12)
Foreign currency translation and other	(32)
Balance, end of year	2,945	2,623
Renewable Power and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	1,833
Additions, net of disposals1	1,235
Acquisitions through business combinations	45
Distributions received	216
Return of Capital	0
Investment Accounted For Using Equity Method, Distribution Received	312
Foreign currency translation and other	(48)
Balance, end of year	3,161	1,833
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	5,317
Additions, net of disposals1	195
Acquisitions through business combinations	0
Distributions received	(581)
Return of Capital	0
Investment Accounted For Using Equity Method, Distribution Received	665
Foreign currency translation and other	0
Balance, end of year	$ 5,596	$ 5,317